Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of XChange TEC.INC (formerly known as “FLJ Group Limited”) and its subsidiaries (collectively, the “Company”) as of September 30, 2024 and 2023, and the related statements of operations, changes in shareholders’ deficits and cash flows for each of the two years in the period ended September 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of September 30, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

We also have audited the adjustments to the 2022 consolidated financial statements to retrospectively present discontinued operations as described in Note 3 and share subdivision as described in Note 1. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2022 consolidated financial statements of the Company other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2022 consolidated financial statements taken as a whole.